INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

15.INCOME TAXES

Cayman Islands

The Group is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Group is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Group’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the years ended December 31, 2023, 2022 and 2021. Therefore, no Hong Kong profit tax has been provided for the years ended December 31, 2023, 2022 and 2021.

PRC

The Group’s PRC subsidiaries, VIEs and their subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

15.INCOME TAXES (CONTINUED)

The components of the income tax expense are as follows:

	For the years ended December 31,
	2023	2022	2021
Current income tax benefit (expense)	$(1)	$(74)	$729
Deferred income tax benefit	229	—	—
Total income tax benefit (expense)	$228	$(74)	$729

The reconciliations of the statutory income tax rate and the Group’s effective income tax rate are as follows:

	For the years ended December 31,
	2023	2022	2021
Net loss before provision for income taxes	$53,782	$84,545	$196,657
PRC statutory tax rate	25%	25%	25%
Income tax at statutory tax rate	13,446	21,136	49,164
Impairment of goodwill	—	—	(35,914)
Reversal of taxable deemed interest income from inter-company interest-free loans	—	—	1,354
Fair value change on warrants	(52)	(79)	500
Non-deductible loss and SBC expenses not deductible for tax purposes	(3,075)	(13,783)	(13,262)
Effect of income tax rate differences in jurisdictions other than the PRC	(1,636)	(1,721)	(437)
NOL not applicable for carryforward	—	(288)	(193)
Change in valuation allowance	(8,455)	(5,339)	(483)
Income tax benefit (expense)	$228	$(74)	$729
Effective tax rates	0.00%	(0.00)%	0.38%

The tax effect of temporary difference under ASC Topic 740 “Accounting for Income Taxes” that gives rise to deferred tax asset as of December 31, 2023 and 2022 is as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Write-down of Prepaid expenses and other current assets	$8,157	$477
Net operating loss carry forwards	1,023	584
Sub-total	9,180	1,061
Deferred tax liabilities:
Intangible assets acquired in business combination	(3,263)	—

Less: valuation allowance	(9,180)	(1,061)
Deferred tax liabilities, net	$(3,263)	$—

The deferred tax assets related arising from net operating loss carry forwards were nil and $584 as of December 31, 2023 and 2022, respectively. The Group assessed the available evidence to estimate if sufficient future taxable income would be generated to use the existing deferred tax assets. As of December 31, 2023 and 2022, full valuation allowances were established because the Group believes that it is more likely than not that its deferred tax assets will not be utilized as it does not expect to generate sufficient taxable income in the near future.

15.INCOME TAXES (CONTINUED)

The movements of the valuation allowance are as follows:

	For the years ended December 31,
	2023	2022	2021
Balance at the beginning of the year	$1,061	$25,240	$388
Current year addition	8,455	5,267	1,454
Current year reversal	—	(7,039)	(753)
Reduction due to usage of NOL	—	(42)	(25)
Reduction due to statute expiration	—	(288)	(193)
Decrease in disposal of subsidiaries	—	(22,077)	—
Reverse acquisition	—	—	23,843
Exchange rate effect	(336)	—	526
Balance at the end of the year	$9,180	$1,061	$25,240

Since January 1, 2008, the relevant tax authorities have not conducted a tax examination on the Group’s PRC entities. In accordance with relevant PRC tax administration laws, tax years from 2018 to present of the Group’s PRC subsidiaries remain subject to tax audits as of December 31, 2023 at the tax authority’s discretion.